Contingencies	3 Months Ended
Mar. 31, 2012
Product Returns Liability and Contingencies [Abstract]
CONTINGENCIES

NOTE 11 — CONTINGENCIES

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the interim unaudited condensed consolidated balance sheets in “Accrued expenses and other current liabilities.”

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites. One of these sites is a former facility in Edison, New Jersey (the “New Jersey Site”), where a state agency has ordered UCI International to continue with the monitoring and investigation of chlorinated solvent contamination. The New Jersey Site has been the subject of litigation to determine whether a neighboring facility was responsible for contamination discovered at the New Jersey Site. A judgment has been rendered in that litigation to the effect that the neighboring facility is not responsible for the contamination. UCI International is analyzing what further investigation and remediation, if any, may be required at the New Jersey Site. UCI International is also responsible for a portion of chlorinated solvent contamination at a previously owned site in Solano County, California (the “California Site”), where UCI International, at the request of the regional water board, is investigating and analyzing the nature and extent of the contamination and is conducting some remediation. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $1.1 million accrued at March 31, 2012 by a material amount, if at all. However, because all investigation and analysis has not yet been completed and due to the inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the financial results for a single quarter.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky (the “Kentucky Site”). UCI International estimates settlement costs at $0.1 million for this site. UCI International also retains responsibility for remediation activities at a former manufacturing site (the “Former Manufacturing Site”) for which remediation settlement costs are estimated to be $0.1 million. In addition, UCI International is party to a remedy plan for an EPA Superfund site in Mayville, Wisconsin (the “Wisconsin Site”) related to hazardous and other waste disposal. Based on the settlement agreement, UCI International estimates its settlement cost to be $0.1 million. UCI International anticipates that the majority of the $0.3 million reserved for settlement and remediation costs will be spent in the next year. To date, the expenditures related to the Kentucky Site, the Former Manufacturing Site and the Wisconsin Site have been immaterial.

Antitrust Litigation

Starting in 2008, UCI and its wholly-owned subsidiary, Champion Laboratories, Inc., (“Champion”), were named as defendants in numerous antitrust complaints originally filed in courts around the country. The complaints alleged that several defendant filter manufacturers engaged in price fixing for aftermarket automotive filters in violation of Section 1 of the Sherman Act and/or state law. Some of these complaints are putative class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, from 1999 to the present. Others are putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants, from 1999 to the present. The complaints sought treble damages, an injunction against future violations, costs and attorney’s fees.

On February 9, 2012, the parties announced that Champion and two other defendants had reached an agreement in principle with all plaintiffs to settle the remaining actions. On March 8, 2012, the parties executed a settlement agreement. This settlement agreement is subject to approval by the court with respect to the claims by class action plaintiffs but not with respect to the claims by the State of Florida. On April 24, 2012, the court granted preliminary approval of the proposed settlements with each of the putative classes. The preliminary approval order requires that the direct purchaser and gas retailer plaintiffs mail notice to all potential members of their proposed classes and publish a summary notice no later than June 19, 2012; the indirect purchaser plaintiffs must publish summary notices no later than July 20, 2012. Potential members of the direct purchaser and gas retailer classes will have until August 3, 2012 to object to the proposed settlements or to opt-out of the proposed settlement classes; potential members of the indirect purchaser class will have until September 3, 2012 to object to the proposed settlement or to opt-out of the proposed settlement class. The court will hold a hearing regarding final approval of each of the proposed classes on October 4, 2012. In connection with the preliminary approval granted by the court, we were required to pay $7.8 million to the trustee in April 2012. At December 31, 2011 and March 31, 2012, a settlement accrual of $7.8 million was included in “Accrued expenses and other current liabilities” in the condensed consolidated balance sheets.

During the Successor three months ended March 31, 2012, we incurred post-trial costs of $0.5 million. During the Successor three months ended March 31, 2011, and the Predecessor period January 1, 2011 through January 25, 2011, we incurred $2.4 million and $0.8 million, respectively, defending against these claims. These amounts are included in the interim unaudited condensed consolidated statements of comprehensive income in “Antitrust litigation costs.”

Value-added Tax Receivable

A wholly-owned Mexican subsidiary of Champion has outstanding receivables denominated in Mexican pesos in the amount of $2.2 million from the Mexican Department of Finance and Public Credit. The receivables relate to refunds of Mexican value-added tax, to which Champion believes it is entitled in the ordinary course of business. The local Mexican tax authorities have rejected the claims for these refunds, and the Mexican subsidiary has commenced litigation in the regional federal administrative and tax courts to order the local tax authorities to process these refunds.

Patent Litigation

Champion was a defendant in litigation with Parker-Hannifin pursuant to which Parker-Hannifin claimed that certain of Champion’s products infringed a Parker-Hannifin patent. On December 11, 2009, following trial, a jury verdict was reached, finding in favor of Parker-Hannifin with damages of approximately $6.5 million. On May 3, 2010, the court entered a partial judgment in this matter, awarding Parker-Hannifin $6.5 million in damages and a permanent injunction. Both parties filed post-trial motions. Parker-Hannifin sought treble damages and attorneys’ fees. Champion sought a judgment as a matter of law on the issues of infringement and patent invalidity. On March 17, 2011, the court issued an order denying Champion’s motion for a judgment at law and awarding Parker-Hannifin an additional $3.3 million in damages plus attorneys’ fees, originally estimated to be approximately $1.5 million and later revised to record an additional $0.5 million provision. Given that this litigation existed at the date of the UCI Acquisition, the additional $0.5 million provision was recorded in the Predecessor unaudited condensed consolidated statement of comprehensive income for the period January 1, 2011 through January 25, 2011. On April 15, 2011, Champion appealed the court order and the appeals court subsequently ordered the parties to enter into court-sponsored mediation. On July 18, 2011, Champion and Parker-Hannifin reached a settlement of this litigation, as well as other disputes between the companies. The settlement included the payment of $9.0 million by Champion to Parker-Hannifin, $0.5 million in discounts granted to Champion for future purchases by Champion of Parker-Hannifin products, and the dismissal with prejudice of this case and certain other cases between the companies. Champion made the $9.0 million payment during the third quarter of 2011. During the Successor three months ended March 31, 2011, Champion incurred post-trial costs of less than $0.1 million. These costs are included in the unaudited condensed consolidated statements of comprehensive income in “Patent litigation costs.”

In order to appeal the judgment in this matter, UCI International, Inc. posted a letter of credit in the amount of $7.4 million during 2010 and an additional letter of credit in the amount of $5.5 million in the second quarter of 2011 bringing the total letters of credit to $12.9 million. The letters of credit were canceled upon payment of the settlement during the third quarter of 2011.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings’ management believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on our financial condition, results of operations or cash flows.